Employee Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefits

NOTE 17	Employee Benefits
Employee Retirement Savings Plan
The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $211 million, $213 million and $192 million in 2022, 2021 and 2020, respectively.
Pension and Postretirement Welfare Plans
The Company has tax qualified noncontributory defined benefit pension plans, nonqualified pension plans and postretirement welfare plans. As part of the transaction discussed in Note 3, the Company assumed the December 1, 2022 assets and obligations of four MUB retiree benefit plans based on the Company’s share of the underlying participant obligations of the respective plans.
Pension Plans
The funded tax qualified noncontributory defined benefit pension plans are the U.S. Bank Pension Plan, U.S. Bank Legacy Pension Plan and the U.S. Bank MUFG Pension Plan. The plans provide benefits to substantially all the Company’s employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and/or years of service, as defined by the plan documents. Participants also receive an annual interest credit. Generally, employees become vested upon completing three years of vesting service. The U.S. Bank MUFG Pension Plan was closed to new participants effective December 1, 2022, and existing participants became vested effective January 1, 2023. The Company did not contribute to its qualified pension plans in 2022 and 2021 and does not expect to contribute to the plans in 2023.
The Company also maintains two non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. The U.S. Bank MUFG Supplemental Executive Retirement Plan was closed to new participants effective December 31, 2016. In 2023, the Company expects to contribute approximately $26 million to its non-qualified pension plans, which equals the 2023 expected benefit payments.
Postretirement Welfare Plans
In addition to providing pension benefits, the Company has funded and unfunded postretirement welfare plans available to certain eligible participants based on their hire or retirement date. The plans are closed to new participants. In 2023, the Company expects to contribute approximately $4 million to its postretirement welfare plans.
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2022	2021

Change In Projected Benefit Obligation (a)
Benefit obligation at beginning of measurement period	$8,030	$7,805	$34	$38
Service cost	280	265	–	–
Interest cost	248	219	1	1
Participants’ contributions	–	–	3	4
Plan amendments	2	–	–	–
Actuarial (gain) loss	(2,250)	(4)	(6)	(2)
Lump sum settlements	(76)	(71)	–	–
Benefit payments	(195)	(184)	(8)	(7)
Acquisitions (divestitures)	578	–	27	–
Benefit obligation at end of measurement period (b)	$6,617	$8,030	$51	$34
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$8,113	$7,498	$–	$–
Actual return on plan assets	(1,245)	844	(1)	–
Employer contributions	28	26	5	3
Participants’ contributions	–	–	4	4
Lump sum settlements	(76)	(71)	–	–
Benefit payments	(195)	(184)	(8)	(7)
Acquisitions (divestitures)	750	–	42	–
Fair value at end of measurement period	$7,375	$8,113	$42	$–
Funded (Unfunded) Status	$758	$83	$(9)	$(34)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,286	$776	$15	$–
Current benefit liability	(25)	(26)	(4)	(5)
Noncurrent benefit liability	(503)	(667)	(20)	(29)
Recognized amount	$758	$83	$(9)	$(34)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial (loss) gain	$(1,326)	$(1,989)	$57	$58
Net prior service credit (cost)	12	16	5	8
Recognized amount	$(1,314)	$(1,973)	$62	$66
(a)
The decrease in the projected benefit obligation for 2022 was primarily due to a higher discount rate partially offset by the acquired MU
B
benefit obligations, and the increase for 2021 was primarily due to demographic experience partially offset by a higher discount rate.

(b)	At December 31, 2022 and 2021, the accumulated benefit obligation for all pension plans was $5.0 billion and $7.3 billion, respectively.
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

	Pension Plans		Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2022	2021

Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$528	$692	$–	$–
Fair value of plan assets	–	–	–	–
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$487	$631	$24	$34
Fair value of plan assets	–	–	–	–
The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020

Components Of Net Periodic Benefit Cost
Service cost	$280	$265	$235	$–	$–	$–
Interest cost	248	219	235	1	1	1
Expected return on plan assets	(481)	(450)	(403)	–	–	(3)
Prior service cost (credit) amortization	(2)	(2)	–	(3)	(3)	(3)
Actuarial loss (gain) amortization	140	169	134	(7)	(7)	(6)
Net periodic benefit cost	$185	$201	$201	$(9)	$(9)	$(11)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$523	$398	$(420)	$5	$2	$1
Net actuarial loss (gain) amortized during the year	140	169	134	(7)	(7)	(6)
Net prior service (cost) credit arising during the year	(2)	–	18	–	–	–
Net prior service cost (credit) amortized during the year	(2)	(2)	–	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$659	$565	$(268)	$(5)	$(8)	$(8)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$474	$364	$(469)	$4	$1	$3
The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2022	2021
Discount rate	5.55%	3.00%	5.43%	2.37%
Cash balance interest crediting rate	3.36	3.00	*	*
Rate of compensation increase (a)	4.13	3.56	*	*
Health care cost trend rate (b)
Prior to age 65			6.50%	5.75%
After age 65			6.50%	5.75%
(a)	Determined on an active liability-weighted basis.
(b)
The 2022
pre-65
and
post-65
rates are both assumed to decrease gradually to 5.00 percent by 2029 and remain at this level thereafter, and the 2021 pre-65
and
post-65
rates were both assumed to decrease gradually to 5.00 percent by 2025 and remain at this level thereafter.

*	Not applicable
The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Discount rate	3.00%	2.75%	3.40%	2.37%	2.37%	2.80%
Cash balance interest crediting rate	3.00	3.00	3.00	*	*	*
Expected return on plan assets (a)	6.50	6.50	7.25	6.50	*	3.50
Rate of compensation increase (b)	3.56	3.56	3.56	*	*	*
Health care cost trend rate (c)
Prior to age 65				5.75%	5.75%	6.25%
After age 65				5.75	5.75	6.25
(a)
With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.

(b)	Determined on an active liability weighted basis.
(c)	The 2022, 2021 and 2020 pre-65 and post-65 rates were both assumed to decrease gradually to 5.00 percent by 2025 and remain at that level thereafter.
*	Not applicable
Investment Policies and Asset Allocation
In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side potential of investing in equities, the

Company’s Compensation and Human Resources
Committee has determined that a target asset allocation of 35 percent long duration bonds, 30 percent global equities, 10 percent real assets, 10 percent private equity funds, 5 percent domestic mid-small cap equities, 5 percent emerging markets equities, and 5 percent hedge funds is appropriate.
At December 31, 2022 and 2021 plan assets included an asset management arrangement with a related party totaling $87.8 million and $55.3 million, respectively.
In accordance with authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 22 for further discussion on these levels.
The assets of the qualified pension plans include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest in U.S. agency, corporate and municipal debt securities, which are all valued based on observable market prices or data by third party pricing services, and mutual funds which are valued based on quoted net asset values provided by the trustee of the fund; these assets are classified as Level 2. Additionally, the qualified pension plans invest in certain assets that are valued based on net asset values as a practical expedient, including investments in collective investment funds, hedge funds, and private equity funds; the net asset values are provided by the fund trustee or administrator and are not classified in the fair value hierarchy.
The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plans								Postretirement Welfare Plans
	2022				2021				2022
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$202	$–	$–	$202	$43	$–	$–	$43	$7	$–	$–	$7
Debt securities	961	855	–	1,816	1,022	1,096	–	2,118	5	4	–	9
Mutual funds
Debt securities	–	382	–	382	–	409	–	409	–	2	–	2
Emerging markets equity securities	–	156	–	156	–	188	–	188	–	1	–	1
Other	–	–	6	6	–	–	4	4	–	–	–	–
	$1,163	$1,393	$6	2,562	$1,065	$1,693	$4	2,762	$12	$7	$–	19
Plan investment assets not classified in fair value hierarchy (a) :
Collective investment funds
Domestic equity securities				1,494				1,958				7
Mid-small cap equity securities (b)				313				433				2
International equity securities				620				867				3
Domestic real estate securities				907				829				4
Hedge funds (c)				451				450				2
Private equity funds (d)				1,028				814				5
Total plan investment assets at fair value				$7,375				$8,113				$42
(a)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.
(b)	At December 31, 2022 and 2021, securities included $315 million and $433 million in domestic equities, respectively.
(c)	This category consists of several investment strategies diversified across several hedge fund managers.
(d)	This category consists of several investment strategies diversified across several private equity fund managers.
The following table summarizes the changes in fair value for qualified pension plans investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2022	2021	2020
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$4	$6	$3
Unrealized gains (losses) relating to assets still held at end of year	2	(2)	3
Purchases, sales, and settlements, net	–	–	–
Balance at end of period	$6	$4	$6
The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plans (a)
2023	$337	$5
2024	332	5
2025	387	5
2026	394	5
2027	409	5
2028-2032	2,359	19
(a)	Net of expected retiree contributions.